GCAT DEPOSITOR VI LLC ABS-15G

Exhibit 99.26

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
20260734	XXXXX	Loan Purpose	XXX	XXX	Purchase transaction
20260735	XXXXX	Loan Purpose	XXX	XXX	This is a purchase transaction
20260735	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI is XXX, this is a rounding issue
20260738	XXXXX	Loan Purpose	XXX	XXX	The subject transaction is a purchase of a primary residence. The borrowers sold the current primary residence on XX/XX/XXXX
20260738	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX% DTI is correct due to $XXX difference in the figures submitted to the LM/Auditor
20260747	XXXXX	Loan Purpose	XXX	XXX	Loan purpose is a primary purchase as per final 1003, loan approval and 1008.
20260748	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender uses rounding system, values match final 1008
20260750	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Difference is within income calculation. Auditor's disallowed deposits for XXX calculated to $XXX, however UW disallowed deposits equaled XXX. Minor variance within tolerance. Auditor did not deem a deposit of XXX as disallowed as it was consistent with other deposits allowed and included in income.

20260753	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Income decreased by $XXX. Auditor verified income amount $XXX. total monthly obligations $XXX. $XXX More than the lender verified.
20260766	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX% DTI is correct lender had a lower tax amount by $XXX.
20260771	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Within .XXX tolerance, data the same
20260774	XXXXX	Loan Purpose	XXX	XXX	This is a purchase
20260774	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	I am using less income and the initial UW is hitting the borrower little bit more for the HOA.
20260777	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Total expenes $XXX ( ist $XXX + hazard $XXX + tax $XXX + other payments $XXX) / total income $XXX = XXX% (total payments difference $XXX vx $XXX- original uw omitted a $XXX monthly payment and counted southland CU payment $XXX twice)
20260783	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	REO properties are being calculated slightly higher than lender. Within guideline requirements.
20260787	XXXXX	Loan Purpose	XXX	XXX	1008 indicates Purchase as does appraisal
20260788	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender has included an auto payment (XXX) twice ($XXX) as the debt is joint between borrowers, however they are joint on the loan so the debt needs to be included only once. This has caused a difference in the DTI.
20260795	XXXXX	Loan Purpose	XXX	XXX	Subject transaction is a Purchase of a primary residence.
20260796	XXXXX	Loan Purpose	XXX	XXX	Updated the loan Purpose according to the loan approval of a Purchase and not refinance
20260796	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Updated the Qualifying DTI Ratios according to the loan amount and liabilities in the file.
20260803	XXXXX	Loan Purpose	XXX	XXX	Audited the transaction is verified as a purchase with the final 1008, and CD in the file.
20260811	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance True Data: XXX% vs Tape Data: XXX% is due to property taxes for XXX True Data property taxes are: $XXX = (XXX**) monthly vs Tape Data: $XXX = monthly
20260816	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Difference in REO calculations
20260822	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender is using a lower P&I payment. Per the note, the amount is $XXX making the subject PITIA higher. DTI is within variance.
20260823	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Auditor verified the monthly PITIA for XXX in the amount of $XXX Which is the same that the lender confirmed/1st st $XXX which is $XXX less than the lender. causing DTI to decrease. Total monthly obligations verified by the lender $XXX/total monthly obligations verified by the Auditor $XXX a difference of the $XXX. $XXX monthly debt/Total income $XXX
20260828	XXXXX	Loan Purpose	XXX	XXX	Per 1008 and sales contract in file purpose is a purchase.
20260844	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	rounded
20260845	XXXXX	Loan Purpose	XXX	XXX	Loan purpose is correct.
20260848	XXXXX	Loan Purpose	XXX	XXX	Approval, closing documents all in file indicated that this is a true FTHB purchase
20260850	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI is correct, rounding system in place.
20260851	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Difference is due to rounding.
20260733	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Income calculation slightly differs (lower) than lender.
20260740	XXXXX	Loan Purpose	XXX	XXX	Verified by the CD
20260752	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	True data reflects DTI without rounding.
20260758	XXXXX	Loan Purpose	XXX	XXX	Confirmed - loan is a purchase.
20260797	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	lender included self reported utility accounts which are not required to be included in ratios
20260818	XXXXX	Loan Purpose	XXX	XXX	Confirmed on the final CD and purchase contract.
20260837	XXXXX	Amortization Term	XXX	XXX	Interest only product
20260882	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Due Diligence to income ratio XXX using the initial interest only rate payment $XXX and Business Purpose debt to income ratio is XXX using the final fix rate payment $XXX . Also lender used $XXX for monthly property taxes ion the subject the actual is $XXX monthly taxes per the title
20260888	XXXXX	Loan Purpose	XXX	XXX	True data reflects loan is a purchase confirmed on Closing Disclosure.
20260889	XXXXX	Loan Purpose	XXX	XXX	loan is purchase see docs
20260893	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Mutual Funds $XXX needed for cash to close and XXX months reserves on the subject . Auditor income was less. Mutual Funds $XXX needed for cash to close and six months reserves on the subject
Equity $XXX
Trade $XXX income
 CASH $XXX income
Lender used funds used for income for cash to close and reserves.
20260742	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Slight DTI discrepancy based on income/liabilities
20260745	XXXXX	Loan Purpose	XXX	XXX	purchase
20260745	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender used $XXX for taxes, actual is $XXX. Lender used $XXX for insurance, actual is $XXX. The difference is the reason for the dti's not matching
20260773	XXXXX	Property Type	XXX	XXX	Per appraisal it is a detached property
20260782	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	The following resulted in the discrepancies in the qualifying total DTI: All other monthly payments $XXX (1st mortgage P&I, taxes. HOI, HOA Dues, and XXX) . Total monthly liabilities difference is the $XXX
20260784	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Verified by income and debt
20260802	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	AUDIT: Qualifying bank statement income-$XXX vs Lender's qualifying bank statement income=$XXX bank stmt Total Disallowed Deposits : AUDIT: $XXX vs Lender: $XXX which lowered qualifying income and increased DTI ratio. Total Primary Housing Expense-$XXX + All Other Mthly Payments-$XXX=Total All Mthly Payments-$XXX% DTI however still within guidelines.

20260804	XXXXX	Loan Purpose	XXX	XXX	Subject is a Purchase of a Primary Residence and not a Refinance
20260810	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Updated final figures based on documentation provided.
20260827	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	The discrepancy in the total DTI is in the amount of $XXX which is from XXX (Less than XXX payments remaining - excluded) and net rental loss -$XXX was originally factored into the All Other Monthly Payments.
20260830	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	taxes for subject property were higher as the current tax bill shows as exempt for primary, this is an investment. Taxes are also needed for borrowers primary residence.
20260846	XXXXX	Borrower 1 Origination FICO	XXX	XXX	LM/credit report shows XXX Lender is using XXX
20260846	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX% is the fully amortized payment XXX% is the ratio with IO payment
20260849	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender using $XXX for total liabilities, actual liablitites is $XXX. Lender doubled the tax amount for the subject property.
20260861	XXXXX	Loan Purpose	XXX	XXX	this is purchase see 1003
20260878	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	lender did not calculate hoi and flood insurance premium accurately
20260879	XXXXX	Loan Purpose	XXX	XXX	Purchase
20260884	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	HOA is $XXX Lender used $XXX
20260890	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	taxes are higher than what was initially placed in the system, adding the correct number it has increased the ratios.
20260899	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Difference between initial payment and qualifying payment.
20260743	XXXXX	Loan Purpose	XXX	XXX	Updated as per 1003 and Final 1003. Loan is a Purchase
20260780	XXXXX	Loan Purpose	XXX	XXX	Updated as per 1003.
20260801	XXXXX	Loan Purpose	XXX	XXX	Loan Purpose confirmed using 1008 & Final 1003. Purchase
20260813	XXXXX	Loan Purpose	XXX	XXX	Updated as per Final 1003 and Final CD
20260813	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Manual calculation of DTI: Total Monthly Liabilities $XXX ÷ Total Qualifying Income $XXX% Rounded XXX% However, the tape data shows XXX%.
20260814	XXXXX	Loan Purpose	XXX	XXX	Purchase contract provided for the purchase of the subject property
20260840	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI Discrepancies.

Income Variance

Audited Monthly Income $XXX

Lender used Monthly Income $XXX

DTI Comparison

Audited DTI: Front XXX%, Back XXX%
1008 DTI: Front XXX%, Back XXX%

Observation:
All variances are within the allowable XXX% tolerance and meet Guideline DTI of XXX%.
20260865	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Difference in monthly income calculation slightly higher
20260877	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender did not correctly calculate B2 base income using most conservative, no documentation to support difference and did not correctly calculate subject property total rental loss payment. This caused the DTI to increase.
20260881	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy Due to Tax amount
20260895	XXXXX	Loan Purpose	XXX	XXX	Data tape mapping issue, confirmed Loan purpose has purchase.
20260903	XXXXX	Loan Purpose	XXX	XXX	Purchase was confirmed using the Final CD.
20260905	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to XXX income calcs being less than Lender’s calculated value. The revised income of $XXX vs. lender’s calculation of $XXX. The discrepancy is based on calculated total deposits of the XXX month was $XXX instead of actual $XXX. Note, DTI still w/in g/l's w/ revsion.
20260741	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to Documented Total Monthly Income of $XXX. The lender used $XXX which is a variance of -$XXX. Verified the Qualifying Total Debt Income Ratio XXX %. Tape Data, XXX.
20260770	XXXXX	Loan Purpose	XXX	XXX	Confirmed Purchase transaction
20260809	XXXXX	Loan Purpose	XXX	XXX	Purchase was confirmed using the Final CD.
20260857	XXXXX	Property Type	XXX	XXX	Per Appraisal sub prop is a detached PUD
20260859	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance due to taxes. CA used $XXX
20260862	XXXXX	Loan Purpose	XXX	XXX	This a purchase transaction
20260891	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	HOI annual payment on the policy is lower than lender stated.
20260896	XXXXX	Loan Purpose	XXX	XXX	Purchase was confirmed using the Final CD.
20260904	XXXXX	Loan Purpose	XXX	XXX	Purchase was confirmed using the Final CD.
20260909	XXXXX	Loan Purpose	XXX	XXX	Purchase transaction
20260909	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Variance due to tax figure. CA used $XXX
20261060	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	The DTI tolerance is XXX% due to DTI on 1008 is XXX%. The XXX revolving acct XXX on credit report was input with balance $XXX/month payment which not included in 1008 DTI. System DTI slightly higher - at XXX%.
20261058	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Per credit docs
20261085	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI difference is with update credit report vs liabilities on Final 1003
20260994	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Per Liabilities.
20261056	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	HOA per appraisal 185 per month.
20260987	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Minimal discrepancy based on income/liabilities in the credit file
20261002	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Per credit docs
20261059	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Bonus income was used to qualify on the AUS, 1008, and 1003. However there was not bonus income on the paystub and there was not a WVOE in the file. Used ytd income from both primary and secondary employers as it was supported by income documentation in the file. Reviewed DTI is slightly less as YTD pay was used and bonus was removed.
20261001	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Per credit docs
20260981	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Lender qualified borrower with rental income in the amount of $XXX for property located at XXX Schedule E does not support this income and there is no additional documentation (lease agreement to support the income) the rental income in the amount of $XXX is associated with the subject property XXX and is reflected on XXX Schedule E of the tax returns
20261087	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed XXX% DTI as valid against LP rounded XXX%.
20261057	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Income was average for both brws .Supporting docs for o/t wasn't included in file.
20261025	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	Impacted the schedule c income for the non-recurring income $XXX which reduced the qualifying income.
20261014	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to Documented Monthly income of $XXX. The lender used $XXX which is not supported by documentation. A variance of $XXX
20261084	XXXXX	Qualifying Total Debt Income Ratio	XXX	XXX	PERA award letter in file shows XXX/m and lender used $XXX/m.
20260913	XXXXX	Prepymt - May/Will Not Penalty	XXX	XXX	Per Note
20260912	XXXXX	Prepymt - May/Will Not Penalty	XXX	XXX	Per Note
20260914	XXXXX	Prepymt - May/Will Not Penalty	XXX	XXX	Per Note
20260916	XXXXX	Prepymt - May/Will Not Penalty	XXX	XXX	Per Note
20260915	XXXXX	Prepymt - May/Will Not Penalty	XXX	XXX	Per Note